Offerings - Offering: 1	Mar. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	1,563,904
Proposed Maximum Offering Price per Unit	147.09
Maximum Aggregate Offering Price	$ 230,034,639.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,218.3
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registration statement on Form
S-3ASR
(File No. 333-286204) of Welltower Inc. (the “Registrant”) filed on March 28, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)	Represents up to 1,563,904 shares of the Registrant’s common stock, par value $1.00 per share (“Common Stock”), issued to the selling stockholder named in the prospectus supplement.
(3)
Pursuant to Rule 416 under the Securities Act, the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.

(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low prices for the Common Stock reported on the New York Stock Exchange on March 21, 2025.